UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083
Name of Registrant: Vanguard Ohio Tax- Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30th
Date of reporting period: August 31, 2016
Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.9%)
Ohio (101.9%)
	Akron OH Income Tax Revenue	1.250%	12/15/16	3,000	3,005
	Akron OH Income Tax Revenue (Community
	Learning Centers)	4.000%	12/1/16	4,090	4,126
	Allen County OH Hospital Facilities Revenue
	(Catholic Healthcare Partners) VRDO	0.670%	9/1/16 LOC	11,530	11,530
	Alliance OH Hospital Revenue VRDO	0.600%	9/1/16 LOC	4,600	4,600
	Avon OH BAN	1.500%	1/26/17	1,305	1,309
1	Avon OH BAN	2.000%	9/7/17	1,500	1,517
	Avon OH GO	1.250%	1/26/17	2,000	2,005
	Avon OH GO	1.500%	1/26/17	1,775	1,781
	Berea OH BAN	1.500%	3/16/17	2,150	2,159
	Blendon Township OH BAN	2.000%	2/9/17	2,250	2,263
	Butler County OH Capital Funding Revenue
	VRDO	0.560%	9/7/16 LOC	3,600	3,600
2	Cincinnati OH City School District GO TOB
	VRDO	0.580%	9/7/16	5,000	5,000
	Cleveland OH Water Revenue	3.000%	1/1/17	6,000	6,051
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Carnegie/89th Garage & Service
	Center LLC Project) VRDO	0.570%	9/7/16 LOC	8,380	8,380
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.580%	9/7/16	6,100	6,100
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.580%	9/7/16	9,000	9,000
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.580%	9/7/16	1,650	1,650
	Columbus OH BAN	1.750%	8/4/17	6,000	6,063
	Columbus OH GO VRDO	0.540%	9/7/16	12,115	12,115
	Columbus OH Regional Airport Authority Airport
	Revenue (Flight Safety International Inc.
	Project) VRDO	0.580%	9/7/16	8,500	8,500
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.570%	9/7/16 LOC	7,090	7,090
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.570%	9/7/16 LOC	9,265	9,265
	Columbus OH Regional Airport Authority
	Revenue (Pooled Financing Program) VRDO	0.570%	9/7/16 LOC	1,430	1,430
	Columbus OH Sewer Revenue VRDO	0.540%	9/7/16	7,975	7,975
	Dublin OH City School District GO BAN	1.500%	5/2/17	2,250	2,260
	Fairborn OH BAN	1.250%	3/23/17	2,074	2,081
	Fairfield Township OH BAN	1.625%	6/2/17	2,000	2,013
	Franklin County OH Hospital Facilities Revenue
	(Doctors OhioHealth Corp.) VRDO	0.550%	9/7/16 LOC	8,155	8,155

2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.600%	9/7/16	4,000	4,000
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.550%	9/7/16	4,000	4,000
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.580%	9/7/16	8,300	8,300
Franklin County OH Revenue (Trinity Health
Credit Group) PUT	0.600%	9/1/16	19,000	19,000
Hamilton County OH Healthcare Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.610%	9/7/16 LOC	2,850	2,850
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	4.000%	5/15/17	775	794
2 Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) TOB VRDO	0.590%	9/7/16	5,625	5,625
2 Hamilton County OH Sewer System Revenue
TOB VRDO	0.590%	9/7/16	8,500	8,500
Highland Heights OH BAN	2.000%	6/15/17	2,750	2,776
Huber Heights OH BAN	2.000%	6/1/17	3,000	3,025
Independence OH BAN	2.000%	4/13/17	3,050	3,072
Kent OH BAN	1.500%	8/29/17	1,250	1,259
Lakewood OH BAN	1.250%	4/4/17	1,600	1,606
2 Lakewood OH City School District GO TOB
VRDO	0.590%	9/7/16	5,110	5,110
Lorain County OH BAN	2.250%	11/10/16	3,500	3,511
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.600%	9/7/16 LOC	910	910
Lucas County OH BAN	2.000%	7/12/17	2,000	2,022
Marysville OH BAN	1.375%	8/24/17	1,750	1,758
Mason OH BAN	2.000%	5/24/17	2,750	2,775
Mason OH City School District School
Improvement GO	1.500%	1/25/17	2,700	2,709
2 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.590%	9/7/16	3,365	3,365
Middleburg Heights OH BAN	2.000%	7/25/17	1,235	1,247
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.640%	9/7/16 LOC	10,605	10,605
North Randall OH BAN	1.500%	9/15/16	2,309	2,309
2 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.590%	9/7/16	6,800	6,800
2 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.680%	9/7/16 LOC	17,000	17,000
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.630%	9/1/16 LOC	985	985
2 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.610%	9/7/16 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.580%	9/7/16 LOC	12,100	12,100

Ohio Air Quality Development Authority
Revenue (TimkenSteel Project) VRDO	0.630%	9/7/16 LOC	700	700
Ohio Common Schools GO VRDO	0.610%	9/7/16	925	925
Ohio GO	2.000%	2/1/17	1,070	1,077
Ohio GO VRDO	0.600%	9/7/16	3,600	3,600
Ohio GO VRDO	0.620%	9/7/16	2,285	2,285
Ohio GO VRDO	0.620%	9/7/16	4,700	4,700
Ohio Higher Education GO	5.000%	8/1/17	1,975	2,057
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.470%	9/13/16	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.550%	10/18/16	10,000	10,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/17	2,000	2,030
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.560%	9/1/16	7,500	7,500
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.590%	9/1/16	11,300	11,300
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.590%	9/1/16	400	400
2 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) TOB VRDO	0.610%	9/7/16 (13)	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.610%	9/7/16	6,125	6,125
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.620%	9/7/16	2,055	2,055
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.660%	9/7/16	1,650	1,650
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.670%	9/7/16	6,375	6,375
Ohio State University General Receipts
Revenue CP	0.480%	9/12/16	15,990	15,990
Ohio State University General Receipts
Revenue CP	0.540%	10/3/16	8,000	8,000
Ohio Water Development Authority Revenue
(TimkenSteel Project) VRDO	0.630%	9/7/16 LOC	2,300	2,300
Springboro OH BAN	1.500%	1/26/17	1,400	1,405
Toledo-Lucas County OH Port Authority Airport
Development Revenue (Flight Safety
International Inc.) VRDO	0.600%	9/7/16	10,050	10,050
Union County OH BAN	1.250%	3/29/17	1,800	1,806
Union Township OH BAN	1.500%	9/8/16	4,000	4,001
1 Union Township OH BAN	1.250%	9/7/17	2,000	2,009
				412,696
Total Tax-Exempt Municipal Bonds (Cost $412,696)				412,696
Total Investments (101.9%) (Cost $412,696)				412,696
Other Assets and Liabilities-Net (-1.9%)				(7,521)
Net Assets (100%)				405,175

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2016.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $73,720,000, representing 18.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

Ohio Tax-Exempt Money Market Fund

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Ohio (99.8%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,087
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,000	5,684
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	3,124
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,815
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/33	1,500	1,794
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,015	4,630
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,270	7,304
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,921
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	10,000	11,547
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.650%	9/8/16	2,300	2,300
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,065	1,136
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,880	2,005
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	940	1,003
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/22	70	74
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	120	128
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	2,000	2,253
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/27	60	64
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	8,267
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	5,880	6,931
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	4,166
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,529
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,305	11,982
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,755	12,481
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,510
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,369
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	4,750	5,691
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/46	3,000	3,586

2 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/19 (Prere.)	4,500	5,047
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	2,000	2,454
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	7,365	8,902
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30	600	721
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/31	2,500	2,982
Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,201
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	5,464
Athens County OH Port Authority Housing
Revenue VRDO	0.550%	9/8/16 LOC	1,000	1,000
Bowling Green State University Ohio Revenue	5.000%	6/1/34	1,565	1,912
Bowling Green State University Ohio Revenue	5.000%	6/1/35	1,000	1,217
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,192
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,196
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,602
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,305
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	2,000	2,336
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	4,000	4,661
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,883
Butler County OH Hospital Facilities Revenue
(UC Health)	5.750%	11/1/40	1,305	1,546
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/27	615	723
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,567
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	131
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,352
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,190	1,206
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,470	1,489
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	430	436
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	530	537
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,310
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,385	5,930
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	4,096
Cincinnati OH GO	5.000%	12/1/18	1,000	1,095
Cincinnati OH GO	5.000%	12/1/19 (Prere.)	2,605	2,960
Cincinnati OH GO	5.000%	12/1/19 (Prere.)	1,090	1,238
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,872
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,181
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,184
Cincinnati OH Water System Revenue	5.000%	12/1/36	5,025	5,936
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,368

Cleveland Heights OH City School District GO	4.500%	12/1/47	4,050	4,567
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,168
Cleveland OH Airport System Revenue	5.000%	1/1/28	4,530	5,244
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,000	5,758
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,404
Cleveland OH Airport System Revenue	5.000%	1/1/31	1,020	1,172
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,000	1,198
Cleveland OH Income Tax Revenue	5.000%	4/1/18 (Prere.)	7,180	7,676
Cleveland OH Income Tax Revenue	5.000%	10/1/37	6,000	7,280
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,229
Cleveland OH Municipal School District GO	5.000%	12/1/30	5,140	6,156
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,514
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,330
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	4,131
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41	1,500	1,811
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45	1,565	1,882
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,351
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,180
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	8,155	8,993
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/17 (Prere.)	3,000	3,100
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,332
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	3,144
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,320
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	2,815	3,268
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	819
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,000	3,507
Columbus OH City School District GO	4.500%	6/1/19 (Prere.)	3,000	3,309
Columbus OH City School District GO	5.000%	12/1/31	4,145	5,237
Columbus OH City School District GO	5.000%	12/1/33	3,000	3,760
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	6/1/19 (Prere.)	1,545	1,724
3 Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,549
Columbus OH GO	5.000%	7/1/21 (Prere.)	2,000	2,387
Columbus OH GO	5.000%	2/15/22	1,900	2,302
Columbus OH GO	5.000%	2/15/24	1,475	1,868
Columbus OH GO	5.000%	7/1/24	1,000	1,211
Columbus OH GO	5.000%	7/1/25	6,400	8,327
Columbus OH GO	5.000%	7/1/26	8,705	11,500
Columbus OH GO	5.000%	8/15/26	2,000	2,474
Columbus OH GO	5.000%	7/1/30	2,500	3,090
Columbus OH GO	5.000%	7/1/30	2,700	3,473
Columbus OH GO	5.000%	7/1/31	1,185	1,460
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,320	1,547
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,000	1,172

Columbus OH Metropolitan Library Special
Obligation Revenue	4.000%	12/1/37	2,000	2,169
Columbus OH Sewer Revenue	5.000%	6/1/26	3,255	4,180
Columbus OH Sewer Revenue	5.000%	6/1/29	2,000	2,570
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,254
Columbus OH Sewer Revenue	5.000%	6/1/32	2,600	3,304
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	1,000	1,192
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,570
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/27	1,880	2,295
Cuyahoga County OH Public Library Fund
Special Obligation Revenue	4.000%	12/1/32	1,840	2,052
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,358
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,419
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,507
Cuyahoga OH Community College District
Revenue	5.000%	2/1/29	1,000	1,256
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,220
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,321
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,763
Forest Hills OH Local School District GO	5.000%	12/1/46	4,430	5,284
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,435	5,522
Franklin County OH GO	5.000%	12/1/26	3,000	3,885
Franklin County OH GO	5.000%	12/1/31	3,000	3,800
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,101
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,679
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	6,024
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	3,156
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	4,166
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,530
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,613
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,666
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,979
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,750
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,758

Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,716
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,000	5,805
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,575
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,937
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,186
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,180
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,202
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,602
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,873
3 Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	5,000	6,326
3 Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,500	1,888
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,774
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	9,804
Hamilton County OH Sewer System Revenue	5.000%	12/1/22	1,000	1,227
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,884
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,820
Harrison Hills Ohio City School District Ohio GO	4.000%	11/1/54	4,960	5,351
Huber Heights OH City School District GO	4.000%	12/1/34	2,000	2,232
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,074
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	2,550	2,893
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	15,850	18,572
1 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.770%	9/8/16	2,180	2,180
Kent State University Ohio Revenue	5.000%	5/1/37	4,185	4,837
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/45	4,000	4,689
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,810
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	5,185
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,253
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.790%	9/8/16	7,295	7,295
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,193
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,894
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,345
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,000	3,548

Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,721
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,501
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	3,091
Madison OH Local School District GO	5.250%	12/1/32	695	824
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,483
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	770	777
Mason OH City School District BAN	5.250%	12/1/17 (14)	2,915	3,082
Mason OH City School District School
Improvement GO	5.000%	6/1/17 (Prere.)	1,000	1,033
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	7,792
Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,471
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,342
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,334
Miamisburg OH City School District GO	5.000%	12/1/33	675	839
Miamisburg OH City School District GO	5.000%	12/1/35	1,435	1,772
Miamisburg OH City School District GO	5.000%	12/1/36	500	615
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,416
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,127
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,646
Middletown OH City School District GO	5.000%	6/1/17 (Prere.)	5,345	5,524
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,419
Middletown OH City School District GO	5.250%	12/1/48	5,870	7,056
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,332
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,511
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	3,000	3,593
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	3,000	3,563
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,181
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.710%	9/8/16	4,000	4,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.590%	9/1/16 LOC	20,830	20,830
North Olmsted OH School District GO	5.000%	12/1/44	3,750	4,545
North Olmsted OH School District GO	4.000%	12/1/48	1,495	1,614
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/31	2,100	2,601
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/32	1,000	1,234
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/28	1,650	2,060
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,711
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	12,430	15,001
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	3,455	4,195

Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	3,000	3,632
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	11,625	12,724
Northwest Local School District Ohio GO	5.000%	12/1/40	1,650	2,016
Northwest Local School District Ohio GO	5.000%	12/1/45	3,760	4,583
Northwest Local School District Ohio GO	4.000%	12/1/50	6,685	7,162
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,248
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,324
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,307
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/23	1,250	1,534
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/24	1,000	1,223
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/25	2,670	3,120
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/30	1,650	1,918
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,500	1,807
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/26	1,500	1,954
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	5,295
Ohio GO	5.000%	5/1/20	5,080	5,851
Ohio GO	5.000%	5/1/27	5,350	6,649
Ohio GO	5.000%	11/1/28	10,000	12,596
Ohio GO	5.000%	2/1/30	4,000	4,704
Ohio GO	5.000%	4/1/30	1,770	2,071
Ohio GO	5.000%	2/1/31	4,255	5,296
Ohio GO	5.000%	2/1/31	4,500	5,269
Ohio GO	5.000%	4/1/31	1,230	1,435
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,624
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,294
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	4,135
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,308
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,821

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,554
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.560%	9/1/16	7,050	7,050
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.590%	9/1/16	7,355	7,355
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.590%	9/1/16	2,300	2,300
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	445	468
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,000	1,052
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,370	1,437
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)
PUT	2.250%	9/1/18	2,330	2,378
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	7,099
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,478
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	3,059
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,155
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,321
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	3,330	3,929
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	11/1/18 (Prere.)	4,000	4,441
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,215
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,845
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,224
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,192
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	891
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,621
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/22	2,250	2,612
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,156
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,851
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,675	1,889
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,650	7,488

Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,304
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,718
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,341
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,874
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	1,225	1,270
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,075
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/27	1,000	1,260
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	2,025	2,577
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,439
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	300	303
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	296
Ohio State University General Receipts
Revenue	5.000%	12/1/17	1,000	1,055
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	176
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	280
Ohio State University General Receipts
Revenue	5.000%	12/1/18	835	915
Ohio State University General Receipts
Revenue	5.000%	12/1/19	625	710
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,245	2,459
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,000	9,626
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	6,380
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,513
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,397
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,500	3,307
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	5,000	2,650
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	9,025	4,611
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	7,000	3,454
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,849
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	5,000	2,299
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	10,000	4,438
Ohio University General Receipts Revenue	5.000%	12/1/28	610	720
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,204
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,383
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,682
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/18 (4)	645	715
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/29	2,145	2,761
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/33	5,900	7,467

Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/34	7,000	8,823
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/26	5,000	6,499
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/29	1,000	1,278
Ohio Water Development Authority Revenue
(TimkenSteel Project) VRDO	0.630%	9/8/16 LOC	2,500	2,500
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,000	1,136
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	5,000	5,681
Olentangy OH School District GO	4.000%	12/1/51	2,805	3,090
3 Princeton OH City School District GO	5.000%	12/1/26	500	628
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,825
Rocky River OH City School District GO	5.375%	12/1/17	710	732
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,103
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	11,041
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	4,000	4,282
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	1,800	1,934
South-Western City OH School District GO	5.000%	12/1/36	1,700	2,027
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.500%	12/1/29	1,000	1,133
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/35	1,125	1,220
Streetsboro OH City School District GO	5.250%	12/1/44	4,000	4,604
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,415
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,277
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,778
3 Toledo OH Waterworks Revenue	5.000%	11/15/28	1,040	1,333
3 Toledo OH Waterworks Revenue	5.000%	11/15/29	1,150	1,466
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,757
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,111
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,103
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	470	475
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	1,936
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/18 (Prere.)	1,405	1,488
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/18 (Prere.)	595	630
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,861
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,247
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,541

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,000	2,449
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,151
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,168
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,431
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,228
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	577
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	576
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,445
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,259
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,192
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/39	1,050	1,273
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/46	2,000	2,430
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,139
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	1,033
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	726
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,000	1,156
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,442
Westlake OH City School District GO	5.000%	12/1/29	1,505	1,865
Westlake OH City School District GO	5.000%	12/1/30	1,440	1,778
Westlake OH City School District GO	4.000%	12/1/43	5,400	5,924
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,681
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,724
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	8,475	9,133
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	789
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,720
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,364
Woodridge OH School District GO	4.000%	12/1/50	2,250	2,403
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,335
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,453
				1,205,132

Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	2,000	2,294
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,685
				4,979
Total Tax-Exempt Municipal Bonds (Cost $1,118,118)				1,210,111
Total Investments (100.2%) (Cost $1,118,118)				1,210,111
Other Assets and Liabilities-Net (-0.2%)				(2,550)
Net Assets (100%)				1,207,561

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $15,775,000, representing 1.3% of net assets.
2	Securities with a value of $336,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2016.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

Ohio Long-Term Tax-Exempt Fund

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,210,111	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	(4)	1,210,111	—
1 Represents variation margin on the last day of the reporting period.

Ohio Long-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	December 2016	7	1,312	(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2016, the cost of investment securities for tax purposes was $1,119,015,000. Net unrealized appreciation of investment securities for tax purposes was $91,096,000, consisting of unrealized gains of $91,221,000 on securities that had risen in value since their purchase and $125,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 17, 2016
VANGUARD OHIO TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 17, 2016

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.